Subscription warrants - indemnification - Additional information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 09, 2023	Feb. 15, 2023	Aug. 03, 2022	Feb. 23, 2022	Aug. 11, 2021	Feb. 24, 2021
Disclosure of non-adjusting events after reporting period [line items]
Finance expenses		R$ (1,880,014)	R$ (2,175,897)	R$ (1,222,886)
Finance income		R$ 880,884	706,689	460,154
Extrafarma [member]
Disclosure of non-adjusting events after reporting period [line items]
Subscription warrants shares issued	7
Maximum number of shares to be issued - subscription warrants	6,411,244
Rights outstanding					8,199	31,211	21,472	43,925	31,032	70,939
Number of shares canceled and not issued which linked to subscription warrants – indemnification	715,871
Subscription warrants, shares		3,293,074
Subscription warrants - indemnification		R$ 87,299	42,776
Finance expenses		R$ 45,084
Finance income			R$ 5,099	R$ 33,180